Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net

Property and equipment, net consisted of the following as of:

	December 31,
	2020	2019
Leasehold improvements	$5,820	$5,162
Computers and peripheral equipment	3,504	2,121
Office furniture and equipment	1,181	1,071
	10,505	8,354
Less—accumulated depreciation	(4,240)	(3,033)
	$6,265	$5,321